Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.5%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(2)	$3,490	$ 3,283,107
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	3,000	3,022,398
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	912	883,971
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	829,937
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(3)	2,575	2,570,379
STAR Trust, Series 2021-SFR1, Class H, 8.907%, (1 mo. SOFR + 4.564%), 4/17/38(1)(4)	500	500,754
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,881,600
Total Asset-Backed Securities (identified cost $12,100,756)		$ 12,972,146

Collateralized Mortgage Obligations — 70.5%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$1,244	$ 1,205,547
Champs Trust:
Series 2024-1, Class A, 8.72%, 7/25/59(1)(2)	2,642	2,735,392
Series 2024-2, Class A, 9.251%, 11/25/59(1)(2)	2,153	2,242,645
Series 2024-3, Class A, 8.293%, 1/25/60(1)(2)	1,290	1,339,588
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065%, 3/25/58(1)(2)	384	384,912
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	1,296	1,307,340
EFMT, Series 2025-NQM3, Class B2, 7.221%, 8/25/70(1)(2)	2,330	2,235,836
FARM Mortgage Trust, Series 2023-1, Class B, 3.039%, 3/25/52(1)(2)	2,937	2,180,979
Federal Home Loan Mortgage Corp.:
Series 1822, Class Z, 6.90%, 3/15/26	5	5,349
Series 1829, Class ZB, 6.50%, 3/15/26	0(5)	53
Series 1896, Class Z, 6.00%, 9/15/26	1	679
Series 2075, Class PH, 6.50%, 8/15/28	9	8,754
Series 2091, Class ZC, 6.00%, 11/15/28	26	26,621
Series 2102, Class Z, 6.00%, 12/15/28	7	6,764
Series 2115, Class K, 6.00%, 1/15/29	26	26,203
Series 2142, Class Z, 6.50%, 4/15/29	20	20,625
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4107, Class SA, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	$419	$ 243,398
Series 4107, Class SB, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	208	121,000
Series 4107, Class SC, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	500	290,157
Series 4107, Class SD, 0.041%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	373	216,735
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(4)	540	454,319
Series 4259, Class UE, 2.50%, 5/15/43	208	192,201
Series 4623, Class SK, 0.408%, (3.49% - 30-day SOFR Average x 0.714), 10/15/46(6)	259	125,139
Series 4938, Class KZ, 2.50%, 12/25/49	679	366,303
Series 5031, Class Z, 2.50%, 10/25/50	1	280
Series 5039, Class ZJ, 2.00%, 11/25/50	104	46,081
Series 5042, Class PZ, 2.00%, 11/25/50	2,147	1,011,085
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	522,888
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	39
Series 5101, Class EZ, 2.00%, 3/25/51	567	225,091
Series 5104, Class WZ, 3.00%, 4/25/51	136	84,936
Series 5114, Class ZH, 3.00%, 5/25/51	60	33,176
Series 5123, Class JZ, 2.00%, 7/25/51	114	54,409
Series 5129, Class HZ, 1.25%, 4/25/50	171	69,025
Series 5159, Class ZT, 3.00%, 11/25/51	805	542,218
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,037,078
Series 5324, Class MZ, 6.00%, 7/25/53	3,767	3,751,842
Series 5381, Class Z, 5.50%, 2/25/54	4,343	4,037,869
Series 5391, Class EZ, 5.50%, 3/25/54	4,323	4,142,730
Series 5453, Class DZ, 5.50%, 9/25/54	4,206	3,844,621
Series 5478, Class SG, 5.94%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	1,938	1,979,072
Series 5508, Class SC, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	3,686	4,078,249
Series 5535, Class MB, 8.40%, (30-day SOFR Average + 4.05%), 5/25/55(6)	3,855	3,937,656
Series 5563, Class TB, 8.227%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(6)	3,000	3,075,311
Series 5563, Class TV, 8.011%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(6)	3,000	3,078,658
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	1,815	367,945
Series 4749, Class IL, 4.00%, 12/15/47	645	133,663
Series 4756, Class KI, 4.00%, 1/15/48	719	145,882
Series 4768, Class IO, 4.00%, 3/15/48	514	106,572
Series 4772, Class PI, 4.00%, 1/15/48	762	157,997
Series 4966, Class SY, 1.586%, (5.936% - 30-day SOFR Average), 4/25/50(6)	1,858	249,306
Series 5008, Class IE, 2.00%, 9/25/50	3,987	532,338

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5010, Class I, 2.00%, 9/25/50	$3,000	$ 389,147
Series 5010, Class IN, 2.00%, 9/25/50	2,113	271,320
Series 5010, Class NI, 2.00%, 9/25/50	2,493	323,445
Series 5016, Class UI, 2.00%, 9/25/50	2,427	312,244
Series 5017, Class DI, 2.00%, 9/25/50	4,246	546,427
Series 5024, Class CI, 2.00%, 10/25/50	4,592	591,869
Series 5025, Class GI, 2.00%, 10/25/50	1,022	133,062
Series 5028, Class TI, 2.00%, 10/25/50	1,267	123,779
Series 5038, Class DI, 2.00%, 11/25/50	6,502	836,650
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	3,903	120,042
Series 5070, Class CI, 2.00%, 2/25/51	7,345	995,937
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	958	784,578
Series 3435, Class PO, 0.00%, 4/15/38	908	736,486
Series 4239, Class OU, 0.00%, 7/15/43	319	191,840
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.965%, (30-day SOFR Average + 7.614%), 9/25/49(1)(4)	1,000	1,146,379
Series 2022-DNA4, Class B2, 14.60%, (30-day SOFR Average + 10.25%), 5/25/42(1)(4)	2,000	2,257,633
Federal National Mortgage Association:
Series 2000-49, Class A, 8.00%, 3/18/27	0(5)	301
Series 2001-81, Class HE, 6.50%, 1/25/32	115	118,602
Series 2012-133, Class WS, 0.101%, (3.696% - 30-day SOFR Average x 0.833), 12/25/42(6)	305	188,088
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,274	914,210
Series 2013-6, Class TY, 1.50%, 2/25/43	795	529,340
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(6)	323	214,105
Series 2020-63, Class ZN, 3.00%, 9/25/50	100	56,527
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,039,214
Series 2023-13, Class LY, 6.00%, 4/25/53(9)	2,000	2,036,332
Series 2023-14, Class EL, 6.00%, 4/25/53(9)	7,000	7,229,054
Series 2024-105, Class KT, 0.125%, 1/25/55	3,676	2,954,227
Series 2025-12, Class FM, 8.35%, (30-day SOFR Average + 4.00%), 3/25/55(4)	968	989,782
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average, Cap 0.05%), 10/25/42(6)	9,749	30,890
Series 2018-21, Class IO, 3.00%, 4/25/48	2,011	337,001
Series 2019-1, Class SA, 0.936%, (5.286% - 30-day SOFR Average), 2/25/49(6)	1,022	56,906
Series 2020-23, Class SP, 1.586%, (5.936% - 30-day SOFR Average), 2/25/50(6)	1,819	245,517
Series 2020-45, Class HI, 2.50%, 7/25/50	2,813	426,872
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,355	654,903
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-73, Class NI, 2.00%, 10/25/50	$646	$ 84,087
Series 2021-3, Class KI, 2.50%, 2/25/51	5,968	923,577
Series 2021-3, Class LI, 2.50%, 2/25/51	5,880	898,358
Series 2021-4, Class AI, 2.00%, 12/25/49	8,389	1,019,278
Series 2021-10, Class EI, 2.00%, 3/25/51	3,433	477,446
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	622	504,963
Series 2014-9, Class DO, 0.00%, 2/25/43	471	374,982
Series 2014-17, Class PO, 0.00%, 4/25/44	932	670,916
Series 2023-55, Class OE, 0.00%, 11/25/53	4,277	3,445,915
Government National Mortgage Association:
Series 2016-168, Class JS, 0.00%, (4.336% - 1 mo. SOFR x 1.116, Floor 0.00%), 11/20/46(6)	32	18,847
Series 2017-137, Class AF, 4.965%, (1 mo. SOFR + 0.614%), 9/20/47(4)	765	744,843
Series 2020-84, Class BZ, 2.50%, 6/20/50	712	378,673
Series 2021-1, Class ZD, 3.00%, 1/20/51	142	86,181
Series 2021-24, Class EZ, 2.50%, 1/20/51	408	221,632
Series 2021-24, Class KZ, 2.50%, 2/20/51	412	259,292
Series 2021-25, Class JZ, 2.50%, 2/20/51	232	116,337
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,139
Series 2021-77, Class ZG, 3.00%, 7/20/50	50	28,238
Series 2021-114, Class JZ, 3.00%, 6/20/51	193	111,595
Series 2021-121, Class ZE, 2.50%, 7/20/51	38	18,382
Series 2021-131, Class ZN, 3.00%, 7/20/51	318	207,085
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,175	1,326,639
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,781	1,010,203
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,763	1,241,156
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,201	658,817
Series 2021-177, Class JZ, 3.00%, 10/20/51	523	349,069
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,113	778,444
Series 2022-173, Class S, 6.791%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,220	1,321,056
Series 2022-189, Class US, 6.791%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,451	1,575,571
Series 2022-195, Class AS, 7.038%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	817	911,642
Series 2022-197, Class SW, 5.885%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,177	1,206,195
Series 2023-53, Class AL, 5.50%, 4/20/53(9)	4,000	4,027,455
Series 2023-53, Class SE, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	1,871	1,990,707
Series 2023-63, Class LB, 6.00%, 5/20/53(9)	3,000	3,068,182
Series 2023-63, Class S, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,281	1,362,909
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,252,765
Series 2023-65, Class G, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,644	1,770,335

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-65, Class SB, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	$1,383	$ 1,450,796
Series 2023-66, Class S, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	644	684,523
Series 2023-82, Class AL, 6.00%, 6/20/53(9)	6,000	6,140,376
Series 2023-84, Class MW, 6.00%, 6/20/53(9)	3,500	3,600,914
Series 2023-84, Class SN, 6.43%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	1,291	1,364,576
Series 2023-96, Class BL, 6.00%, 7/20/53	2,500	2,565,444
Series 2023-96, Class DB, 6.00%, 7/20/53(9)	2,500	2,556,873
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	3,088,591
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,538,705
Series 2023-98, Class JB, 6.00%, 7/20/53(9)	3,000	3,077,777
Series 2023-99, Class AL, 6.00%, 7/20/53(9)	4,000	4,095,247
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,046,184
Series 2023-150, Class AS, 10.788%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	1,184	1,380,258
Series 2023-164, Class EL, 6.00%, 11/20/53(9)	5,000	5,138,547
Series 2023-164, Class LD, 6.50%, 11/20/53	4,778	5,009,505
Series 2023-165, Class DY, 6.00%, 11/20/53(9)	10,000	10,281,536
Series 2023-165, Class EY, 6.50%, 11/20/53(9)	19,000	19,896,813
Series 2023-173, Class AX, 6.00%, 11/20/53(9)	5,000	5,138,543
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,571,907
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,094	2,046,002
Series 2025-62, Class FM, 8.548%, (30-day SOFR Average + 4.20%), 4/20/55(4)	1,981	2,030,593
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	1,984	2,006,195
Series 2025-82, Class FL, 8.608%, (30-day SOFR Average + 4.50%), 5/20/55(4)	1,989	2,033,623
Series 2025-83, Class MU, 8.408%, (30-day SOFR Average + 4.30%), 4/20/55(4)	994	1,004,363
Series 2025-90, Class MB, 8.408%, (30-day SOFR Average + 4.30%), 5/20/55(4)	3,976	4,023,510
Series 2025-98, Class GT, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	3,991	4,143,425
Series 2025-105, Class TM, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	3,991	4,131,559
Series 2025-114, Class GT, 8.397%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	4,000	4,141,193
Series 2025-139, Class MT, (30-day SOFR Average + 3.30%), 4/20/55(10)	2,000	2,022,108
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(6)	5,308	12,282
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(6)	7,296	22,780
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(6)	3,213	15,574
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(6)	$2,633	$ 13,751
Series 2018-127, Class SG, 1.785%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,397	271,970
Series 2019-27, Class SA, 1.585%, (5.936% - 1 mo. SOFR), 2/20/49(6)	1,741	186,001
Series 2019-38, Class SQ, 1.585%, (5.936% - 1 mo. SOFR), 3/20/49(6)	2,164	245,681
Series 2019-43, Class BS, 1.585%, (5.936% - 1 mo. SOFR), 4/20/49(6)	2,908	312,702
Series 2020-32, Class KI, 3.50%, 3/20/50	3,093	511,555
Series 2020-65, Class MI, 2.50%, 12/20/49	2,311	296,063
Series 2020-97, Class MI, 2.50%, 3/20/50	1,574	216,281
Series 2020-146, Class IQ, 2.00%, 10/20/50	9,175	1,144,394
Series 2020-146, Class QI, 2.00%, 10/20/50	4,869	601,283
Series 2020-149, Class NI, 2.50%, 10/20/50	9,530	1,480,909
Series 2020-165, Class UI, 2.00%, 11/20/50	3,998	500,637
Series 2020-167, Class KI, 2.00%, 11/20/50	6,273	779,875
Series 2020-167, Class YI, 2.00%, 11/20/50	5,075	651,967
Series 2020-173, Class DI, 2.00%, 11/20/50	7,545	968,810
Series 2020-181, Class TI, 2.00%, 12/20/50	12,914	1,665,595
Series 2021-23, Class TI, 2.50%, 2/20/51	6,145	948,014
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	3,873	32,383
Series 2021-114, Class MI, 3.00%, 6/20/51	4,164	703,601
Series 2021-122, Class NI, 3.00%, 7/20/51	2,863	486,485
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,537	95,917
Series 2021-131, Class QI, 3.00%, 7/20/51	5,301	697,510
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	2,976	12,062
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	15,256	67,834
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	7,717	34,179
Series 2021-193, Class IU, 3.00%, 11/20/49	11,559	1,671,310
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	7,298	72,221
Series 2021-196, Class GI, 3.00%, 11/20/51	5,434	888,139
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	38,268	272,345
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	11,412	165,008
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	15,856	145,267
Series 2023-13, Class SA, 1.052%, (5.40% - 30-day SOFR Average), 1/20/53(6)	3,504	160,692
Series 2023-19, Class SD, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	2,960	197,122
Series 2023-20, Class HS, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	3,107	205,860

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-22, Class ES, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	$4,695	$ 311,332
Series 2023-22, Class SA, 1.352%, (5.70% - 30-day SOFR Average), 2/20/53(6)	2,194	102,639
Series 2023-24, Class SB, 0.802%, (5.15% - 30-day SOFR Average), 2/20/53(6)	9,389	399,591
Series 2023-24, Class SG, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,695	311,332
Series 2023-32, Class SA, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	8,967	594,691
Series 2023-38, Class LS, 1.952%, (6.30% - 30-day SOFR Average), 3/20/53(6)	2,930	190,671
Series 2023-47, Class HS, 1.952%, (6.30% - 30-day SOFR Average), 3/20/53(6)	967	62,922
Series 2023-47, Class SC, 1.902%, (6.25% - 30-day SOFR Average), 3/20/53(6)	1,467	94,006
Series 2023-89, Class SE, 1.702%, (6.05% - 30-day SOFR Average), 6/20/53(6)	23,202	1,329,900
Series 2024-64, Class EI, 6.50%, 4/20/64	3,537	505,935
JPM Lending Facility, 11.356%, (SOFR + 7.00%), 7/15/29(4)	2,888	2,915,610
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	1,050	1,055,028
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.852%, (1 mo. SOFR + 6.50%), 5/25/59(1)(4)	2,000	2,046,894
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	2,000	2,010,287
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(2)	7,936	7,662,388
Total Collateralized Mortgage Obligations (identified cost $271,682,586)		$ 262,765,147

Government National Mortgage Association Participation Agreements — 4.7%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.102%, 1/1/59(11)	$17,490	$ 17,721,988
Total Government National Mortgage Association Participation Agreements (identified cost $17,490,000)		$ 17,721,988

U.S. Department of Agriculture Loans — 7.1%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(4)	$11,098	$ 11,100,605
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(4)	4,136	4,136,858
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(4)	11,456	11,458,555
Total U.S. Department of Agriculture Loans (identified cost $26,690,413)		$ 26,696,018

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.562%, 8/25/41(2)	$4,407	$ 114,396
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.676%, 4/16/63(2)	8,606	439,052
Series 2021-132, Class IO, 0.72%, 4/16/63(2)	8,369	446,494
Series 2021-144, Class IO, 0.823%, 4/16/63(2)	8,161	497,389
Series 2021-186, Class IO, 0.764%, 5/16/63(2)	9,175	505,289
Series 2022-3, Class IO, 0.64%, 2/16/61(2)	9,340	458,074
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $2,976,397)		$ 2,460,694

U.S. Government Agency Mortgage-Backed Securities — 55.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.188%, (COF + 1.254%), with maturity at 2034(12)	$41	$ 39,750
4.388%, (COF + 1.254%), with maturity at 2035(12)	82	79,170
4.50%, with maturity at 2035	382	375,257
5.00%, with maturity at 2052(9)	3,834	3,699,088
5.50%, with various maturities to 2052	1,417	1,416,376
5.50%, with maturity at 2053(9)	1,542	1,544,774
6.00%, with maturity at 2052(9)	836	854,597
6.00%, with various maturities to 2053	3,287	3,350,321
6.452%, (1 yr. CMT + 2.239%), with maturity at 2036(12)	296	301,765
6.50%, with various maturities to 2053	1,189	1,237,517
6.569%, (1 yr. CMT + 2.251%), with maturity at 2038(12)	250	254,556

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
9.00%, with maturity at 2027	$0(5)	$ 98
Federal National Mortgage Association:
4.183%, (COF + 1.25%), with maturity at 2026(12)	24	23,445
4.187%, (COF + 1.254%), with various maturities to 2035(12)	138	134,790
4.188%, (COF + 1.254%), with maturity at 2034(12)	16	16,072
4.205%, (COF + 1.273%), with maturity at 2033(12)	133	130,217
4.223%, (21.30% - 30-day SOFR Average x 3.00), with maturity at 2035(12)	47	46,112
4.231%, (COF + 1.299%), with maturity at 2033(12)	82	79,749
4.421%, (COF + 1.261%), with maturity at 2036(12)	65	63,567
4.503%, (21.30% - 30-day SOFR Average x 3.00), with maturity at 2036(12)	121	117,606
4.641%, (COF + 1.259%), with maturity at 2036(12)	15	14,533
4.795%, (COF + 1.855%), with maturity at 2034(12)	76	75,091
4.939%, (COF + 1.74%), with maturity at 2035(12)	282	277,767
5.00%, with maturity at 2027	13	12,858
5.126%, (COF + 1.81%), with maturity at 2036(12)	1,118	1,100,718
5.472%, (22.733% - 30-day SOFR Average x 3.667), with maturity at 2044(12)	124	123,086
5.50%, with various maturities to 2052	3,833	3,848,475
6.00%, with various maturities to 2053(9)	4,860	4,962,990
6.00%, with various maturities to 2053	2,157	2,196,190
6.296%, (1 yr. CMT + 2.083%), with maturity at 2040(12)	116	118,199
6.50%, with various maturities to 2053	4,889	5,072,052
8.243%, with maturity at 2030	0(5)	91
8.50%, with maturity at 2037	25	25,812
Government National Mortgage Association:
3.50%, with maturity at 2050	436	393,691
4.00%, with various maturities to 2049	1,110	1,029,163
4.50%, with various maturities to 2049	325	310,770
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(12)	18	18,481
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(12)	8	7,924
5.00%, with various maturities to 2052	825	811,579
5.00%, with various maturities to 2052(9)	7,670	7,545,223
5.50%, with various maturities to 2062(9)	9,429	9,500,203
5.50%, with various maturities to 2063	23,824	23,966,950
6.00%, with various maturities to 2054(9)	15,134	15,569,823
6.00%, with various maturities to 2063	33,453	34,325,917
6.50%, 30-Year, TBA(13)	13,800	14,118,412
6.50%, with various maturities to 2063(9)	14,517	15,166,951
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.50%, with various maturities to 2063	$13,216	$ 13,637,361
7.00%, with various maturities to 2062	15,797	16,467,659
7.50%, with various maturities to 2054	528	550,119
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(13)	12,930	11,068,786
5.50%, 30-Year, TBA(13)	9,400	9,349,695
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $204,983,136)		$ 205,431,396

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(14)(15)
Series 2018-4, Class A, 2.059%, 2/25/44(1)	$12,624	$ 501,347
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $3,868,201)		$ 501,347

Short-Term Investments — 0.4%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(16)	294,208	$ 294,208
Total Affiliated Fund (identified cost $294,208)		$ 294,208

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 11/12/25(17)	$1,125	$ 1,111,387
Total U.S. Treasury Obligations (identified cost $1,111,385)		$ 1,111,387
Total Short-Term Investments (identified cost $1,405,593)		$ 1,405,595
Total Purchased Swaptions — 0.0%† (identified cost $137,791)		$ 13,128
Total Investments — 142.1% (identified cost $541,334,873)		$ 529,967,459

TBA Sale Commitments — (6.2)%
U.S. Government Agency Mortgage-Backed Securities — (6.2)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(13)	$(13,333)	$ (11,652,339)
5.00%, 30-Year, TBA(13)	(11,901)	(11,609,717)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $23,242,534)		$ (23,262,056)
Total TBA Sale Commitments (proceeds $23,242,534)		$ (23,262,056)
Other Assets, Less Liabilities — (35.9)%		$(133,846,751)
Net Assets — 100.0%		$ 372,858,652
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $43,284,341 or 11.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2025.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	When-issued, variable rate security whose interest rate will be determined after July 31, 2025.
(11)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(12)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2025.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(15)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2025, of all interest only securities comprising the trust.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 9/10/55 to pay SOFR and receive 4.53%	Bank of America, N.A.	USD	15,000,000	9/8/25	$13,128
Total					$13,128
†	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,492	Long	9/30/25	$161,392,438	$220,321
U.S. 10-Year Treasury Note	(60)	Short	9/19/25	(6,663,750)	(44,015)
U.S. Ultra-Long Treasury Bond	(16)	Short	9/19/25	(1,877,000)	(23,284)
					$153,022
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	11,600	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	$4,231,319	$ —	$4,231,319
USD	28,430	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	1,501,811	—	1,501,811
Total						$5,733,130	$ —	$5,733,130
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$1,496	7.85% (pays annually)(1)	7.98%	3/18/28	$14,755	$2,196	$16,951
Total		$1,496				$14,755	$2,196	$16,951

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,496,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The  Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	1/3/25	On Demand(1)	4.55%	$4,136,388	$4,244,607
Bank of Montreal	1/3/25	On Demand(1)	4.60	6,654,655	6,830,671
MUFG Securities Americas, Inc.	2/27/25	On Demand(1)	4.60	43,063,707	43,911,106
MUFG Securities Americas, Inc.	7/10/25	On Demand(1)	4.60	1,937,858	1,943,058
TD Securities (USA) LLC	12/26/24	On Demand(1)	4.55	31,767,364	32,594,463
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.55	17,756,716	18,219,031
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.60	19,048,941	19,550,352
TD Securities (USA) LLC	3/6/25	On Demand(1)	4.55	3,941,533	4,014,763
TD Securities (USA) LLC	7/30/25	On Demand(1)	4.60	6,003,226	6,003,993
Total				$134,310,388	$137,312,044
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations having an aggregate market value of $137,668,138. The Fund also pledged cash of $6,840,000 as additional collateral for its reverse repurchase obligations.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2025.
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $294,208, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,509,560	$146,800,179	$(150,015,531)	$ —	$ —	$294,208	$131,292	294,208
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 12,972,146	$ —	$ 12,972,146
Collateralized Mortgage Obligations	—	262,765,147	—	262,765,147
Government National Mortgage Association Participation Agreements	—	17,721,988	—	17,721,988
U.S. Department of Agriculture Loans	—	26,696,018	—	26,696,018
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,460,694	—	2,460,694
U.S. Government Agency Mortgage-Backed Securities	—	205,431,396	—	205,431,396
U.S. Government Guaranteed Small Business Administration Loans	—	501,347	—	501,347
Short-Term Investments:
Affiliated Fund	294,208	—	—	294,208
U.S. Treasury Obligations	—	1,111,387	—	1,111,387
Purchased Interest Rate Swaptions	—	13,128	—	13,128
Total Investments	$294,208	$529,673,251	$ —	$529,967,459

Eaton Vance
Government Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$220,321	$ —	$ —	$ 220,321
Swap Contracts	—	5,747,885	—	5,747,885
Total	$514,529	$535,421,136	$ —	$535,935,665
Liability Description
TBA Sale Commitments	$ —	$(23,262,056)	$ —	$(23,262,056)
Futures Contracts	(67,299)	—	—	(67,299)
Total	$(67,299)	$(23,262,056)	$ —	$(23,329,355)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.